EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Defined Benefit Plans Change In Benefit Obligation And Fair Value Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Change In Benefit Obligation And Fair Value Of Plan Assets
PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,406	$3,124	$1,160	$1,139
Service cost	90	83	25	31
Interest cost	162	168	52	65
Plan amendments	8	―	(56)	4
Actuarial loss (gain)	374	224	(25)	(42)
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Acquisitions	―	20	―	5
Foreign currency adjustments	―	(2)	―	―
Settlements	(19)	(34)	―	―
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	3,804	3,406	1,115	1,160

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,332	2,354	778	746
Actual return on plan assets	339	(23)	97	4
Employer contributions	123	212	39	72
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Settlements	(19)	(34)	―	―
Fair value of plan assets at December 31	2,558	2,332	873	778
Funded status at December 31	$(1,246)	$(1,074)	$(242)	$(382)
Net recorded liability at December 31	$(1,246)	$(1,074)	$(242)	$(382)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$981	$949	$182	$175
Service cost	28	28	7	7
Interest cost	45	49	9	10
Plan amendments	1	―	(2)	2
Actuarial loss (gain)	87	27	(5)	(5)
Settlements	―	(1)	―	―
Transfer of liability to other plans	―	(19)	―	(2)
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Net obligation at December 31	1,067	981	185	182

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	712	713	106	99
Actual return on plan assets	99	(7)	13	(1)
Employer contributions	45	69	13	15
Transfer of assets to other plans	―	(10)	―	(2)
Settlements	―	(1)	―	―
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Fair value of plan assets at December 31	781	712	126	106
Funded status at December 31	$(286)	$(269)	$(59)	$(76)
Net recorded liability at December 31	$(286)	$(269)	$(59)	$(76)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$2,017	$1,786	$921	$920
Service cost	53	46	16	22
Interest cost	99	99	41	53
Plan amendments	7	―	(54)	1
Actuarial loss (gain)	245	171	(19)	(46)
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Settlements	(2)	(4)	―	―
Transfer of liability from other plans	―	26	―	5
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	2,299	2,017	873	921

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,443	1,456	658	632
Actual return on plan assets	213	(12)	83	4
Employer contributions	47	95	23	55
Transfer of assets from other plans	―	15	―	3
Settlements	(2)	(4)	―	―
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Fair value of plan assets at December 31	1,581	1,443	732	658
Funded status at December 31	$(718)	$(574)	$(141)	$(263)
Net recorded liability at December 31	$(718)	$(574)	$(141)	$(263)

Schedule Of Defined Benefit Plans Amounts Recognized In Balance Sheet [Abstract]
Schedule Of Defined Benefit Plans, Amounts Recognized In Balance Sheet
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2012	2011	2012		2011
Sempra Energy Consolidated
Current liabilities	$(31)	$(31)		$(1)		$(2)
Noncurrent liabilities	(1,215)	(1,043)		(241)		(380)
Net recorded liability	$(1,246)	$(1,074)		$(242)		$(382)
SDG&E
Current liabilities	$(5)	$(3)	$	―	$	―
Noncurrent liabilities	(281)	(266)		(59)		(76)
Net recorded liability	$(286)	$(269)		$(59)		$(76)
SoCalGas
Current liabilities	$(4)	$(4)	$	―	$	―
Noncurrent liabilities	(714)	(570)		(141)		(263)
Net recorded liability	$(718)	$(574)		$(141)		$(263)

Schedule Of Defined Benefit Plans Amounts In Accumulated Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Amounts In Accumulated Other Comprehensive Income
AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Sempra Energy Consolidated
Net actuarial loss	$(96)	$(92)	$(6)	$(8)
Prior service credit	1	1	―	―
Total	$(95)	$(91)	$(6)	$(8)
SDG&E
Net actuarial loss	$(12)	$(11)
Prior service credit	1	1
Total	$(11)	$(10)
SoCalGas
Net actuarial loss	$(4)	$(6)
Prior service credit	1	1
Total	$(3)	$(5)

Schedule Of Defined Benefit Plans Accumulated Benefit Obligation [Abstract]
Schedule Of Defined Benefit Plans, Accumulated Benefit Obligation
	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2012	2011	2012	2011	2012	2011
Accumulated benefit obligation	$3,530	$3,176	$1,041	$962	$2,080	$1,845

Schedule Of Defined Benefit Plans Pension Plans With Benefit Obligations In Excess Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Pension Plans With Benefit Obligations In Excess Of Plan Assets
(Dollars in millions)	2012	2011
Sempra Energy Consolidated
Projected benefit obligation	$3,544	$3,150
Accumulated benefit obligation	3,295	2,958
Fair value of plan assets	2,558	2,332
SDG&E
Projected benefit obligation	$1,025	$944
Accumulated benefit obligation	1,003	928
Fair value of plan assets	781	712
SoCalGas
Projected benefit obligation	$2,275	$1,987
Accumulated benefit obligation	2,057	1,818
Fair value of plan assets	1,581	1,443

Schedule Of Defined Benefit Plans Net Periodic Benefit Cost And Amounts Recognized In Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income
NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$90	$83	$83	$25	$31	$26
Interest cost	162	168	167	52	65	57
Expected return on assets	(155)	(144)	(143)	(53)	(48)	(46)
Amortization of:
Prior service cost (credit)	3	4	4	(4)	―	(1)
Actuarial loss	47	34	30	12	17	8
Regulatory adjustment	(29)	43	19	7	7	7
Settlement charge	8	13	―	―	―	―
Total net periodic benefit cost	126	201	160	39	72	51

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	19	23	(12)	(6)	7	(1)
Amortization of prior service credit	―	―	―	―	―	1
Amortization of actuarial loss	(9)	(10)	(10)	―	―	―
Total recognized in other comprehensive income	10	13	(22)	(6)	7	―
Total recognized in net periodic benefit cost and other comprehensive income	$136	$214	$138	$33	$79	$51

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$28	$28	$27	$7	$7	$6
Interest cost	45	49	47	9	10	9
Expected return on assets	(47)	(46)	(40)	(8)	(8)	(5)
Amortization of:
Prior service cost	2	1	1	4	4	4
Actuarial loss	14	9	12	―	―	―
Regulatory adjustment	6	31	13	1	2	2
Settlement charge	1	1	―	―	―	―
Total net periodic benefit cost	49	73	60	13	15	16

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss	2	1	2	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	1	―	1	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$50	$73	$61	$13	$15	$16

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$53	$46	$46	$16	$22	$18
Interest cost	99	99	98	41	53	46
Expected return on assets	(96)	(85)	(90)	(44)	(40)	(40)
Amortization of:
Prior service cost (credit)	2	2	2	(7)	(4)	(4)
Actuarial loss	23	17	10	11	17	7
Settlement charge	1	1	―	―	―	―
Regulatory adjustment	(36)	12	6	5	5	5
Total net periodic benefit cost	46	92	72	22	53	32

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	(4)	2	―	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	(5)	1	(1)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$41	$93	$71	$22	$53	$32

Schedule Of Defined Benefit Plans Assumptions Used In Calculations [Abstract]
Schedule Of Defined Benefit Plans, Assumptions Used In Calculations
WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	4.04%	4.95%	4.09%	5.11%
Rate of compensation increase	(1)	(1)	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.96%	6.25%
Rate of compensation increase	(6)	(6)	(1)	(1)
SDG&E
Discount rate	(7)	(7)	5.05%	5.05%
Expected return on plan assets	7.00%	7.00%	6.81%	6.69%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	(9)	(9)	5.15%	5.15%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(6)	(1)	(1)
(1)	4.50% for nonqualified pension plans and Executive Life plan. Qualified pension and other postretirement benefit plans, excluding the Executive Life plan, use an age-based table. 3.50% to 5.00% for the funded pension plan for SoCalGas' represented participants and 3.50% to 9.50% for all the other funded pension plans' participants using an age-based formula.
(2)	In addition to rates for SDG&E and SoCalGas plans, 4.93% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(3)	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(4)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.88% for Mobile Gas, and 4.65% for Sempra Energy.
(5)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
(7)	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
(9)	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.

Schedule Of Defined Benefit Plans Assumed Health Care Cost Trend Rates [Abstract]
Schedule Of Defined Benefit Plans, Assumed Health Care Cost Trend Rates
	2012	2011
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31:
Health care cost trend rate	(1)	10.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	(2)	5.00%
Year that the rate reaches the ultimate trend	2020	2019
(1)	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
(2)	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is assumed to be 5.00%.

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$8	$(8)	$1	$(1)	$7	$(7)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	$114	$(88)	$9	$(7)	$102	$(78)

Schedule Of Defined Benefit Plans Fair Value Of Plan Assets By Level In Fair Value Hierarchy [Abstract]
Schedule Of Defined Benefit Plans, Fair Value Of Plan Assets By Level In Fair Value Hierarchy
FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$530	$241	$6	$777
SoCalGas (see table below)	1,074	485	13	1,572
Other Sempra Energy
Equity securities:
Domestic(1)	77	―	―	77
Foreign	54	―	―	54
Registered investment companies	2	―	―	2
Fixed income securities:
Domestic municipal bonds	―	3	―	3
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	37	―	37
Foreign corporate bonds	―	13	―	13
Common/collective trusts(3)	―	2	―	2
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	133	60	2	195
Total Sempra Energy Consolidated(6)	$1,737	$786	$21	$2,544

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$466	$244	$7	$717
SoCalGas (see table below)	919	484	15	1,418
Other Sempra Energy
Equity securities:
Domestic(1)	72	―	―	72
Foreign	45	―	―	45
Foreign preferred	1	―	―	1
Registered investment companies	1	―	―	1
Fixed income securities:
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	36	―	36
Foreign corporate bonds	―	12	―	12
Common/collective trusts(3)	―	6	―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	1	―	2	3
Total other Sempra Energy(7)	120	61	2	183
Total Sempra Energy Consolidated(6)	$1,505	$789	$24	$2,318
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $1 million.
(6)	Excludes cash and cash equivalents of $14 million at both December 31, 2012 and 2011.
(7)	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	215		―		―	215
Foreign preferred	2		―		―	2
Registered investment companies	6		―		―	6
Fixed income securities:
Domestic municipal bonds	―		12		―	12
Foreign government bonds	―		22		―	22
Domestic corporate bonds(2)	―		147		―	147
Foreign corporate bonds	―		52		―	52
Common/collective trusts(3)	―		8		―	8
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		6	6
Total investment assets(5)	$530		$241		$6	$777

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$283	$	―	$	―	$283
Foreign	178		―		―	178
Foreign preferred	1		―		―	1
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic municipal bonds	―		9		―	9
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		139		―	139
Foreign corporate bonds	―		48		―	48
Common/collective trusts(3)	―		23		―	23
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		7	7
Total investment assets(6)	$466		$244		$7	$717
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million.
(6)	Excludes cash and cash equivalents of $4 million and transfers payable to other plans of $9 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$622	$	―	$	―	$622
Foreign	436		―		―	436
Foreign preferred	4		―		―	4
Registered investment companies	12		―		―	12
Fixed income securities:
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		44		―	44
Domestic corporate bonds(2)	―		297		―	297
Foreign corporate bonds	―		105		―	105
Common/collective trusts(3)	―		15		―	15
Other types of investments:
Private equity funds(4) (stated at net asset value)			―		13	13
Total investment assets(5)	$1,074		$485		$13	$1,572

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$558	$	―	$	―	$558
Foreign	351		―		―	351
Foreign preferred	1		―		―	1
Registered investment companies	8		―		―	8
Fixed income securities:
Domestic municipal bonds	―		18		―	18
Foreign government bonds	―		49		―	49
Domestic corporate bonds(2)	―		275		―	275
Foreign corporate bonds	―		96		―	96
Common/collective trusts(3)	―		46		―	46
Other types of investments:
Private equity funds(4) (stated at net asset value)	1		―		15	16
Total investment assets(6)	$919		$484		$15	$1,418
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $9 million.
(6)	Excludes cash and cash equivalents of $9 million and transfers receivable from other plans of $16 million.

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$87	$38	$1	$126
SoCalGas (see table below)	213	514	2	729
Other Sempra Energy
Equity securities:
Domestic(1)	5	―	―	5
Foreign	1	―	―	1
Foreign preferred	1	―	―	1
Registered investment companies	3	1	―	4
Fixed income securities:
Domestic corporate bonds(2)	―	2	―	2
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy	10	5	―	15
Total Sempra Energy Consolidated(3)	$310	$557	$3	$870

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$47	$24	$1	$72
SoCalGas (see table below)	176	390	3	569
Other Sempra Energy
Equity securities:
Domestic(1)	6	―	―	6
Foreign	3	―	―	3
Fixed income securities:
Domestic corporate bonds(2)	―	4	―	4
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy(4)	9	6	―	15
Total Sempra Energy Consolidated(5)	$232	$420	$4	$656
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(4)	Excludes transfers payable to other plans of $1 million.
(5)	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$32	$	―	$	―	$32
Foreign	23		―		―	23
Registered investment companies	32		―		―	32
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		15		―	15
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		1		―	1
Registered investment companies	―		12		―	12
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets	$87		$38		$1	$126

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$24	$	―	$	―	$24
Foreign	16		―		―	16
Registered investment companies	7		―		―	7
Fixed income securities:
Domestic municipal bonds(2)	―		4		―	4
Domestic corporate bonds(3)	―		12		―	12
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		4		―	4
Common/collective trusts(4)	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(6)	$47		$24		$1	$72
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4) Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $36 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $2 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$118	$	―	$	―	$118
Foreign	84		―		―	84
Registered investment companies	11		―		―	11
Broad market funds	―		316		―	316
Fixed income securities:
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(2)	―		57		―	57
Foreign government bonds	―		8		―	8
Foreign corporate bonds	―		20		―	20
Common/collective trusts(3)	―		107		―	107
Registered investment companies	―		1		―	1
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		2	2
Total investment assets(5)	$213		$514		$2	$729

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$107	$	―	$	―	$107
Foreign	67		―		―	67
Registered investment companies	2		―		―	2
Fixed income securities:
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		52		―	52
Foreign corporate bonds	―		18		―	18
Common/collective trusts(3)	―		308		―	308
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(6)	$176		$390		$3	$569
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(6)	Excludes cash and cash equivalents of $86 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $3 million.

Schedule Of Defined Benefit Plans Level 3 Investment Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Investment Plan Assets
	Private Equity Funds
	2012				2011
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
PENSION PLANS
Total Level 3 investment assets	$6	$13	$2	$21	$7	$15	$2	$24
Percentage of total investment assets	1%	1%	1%	1%	1%	1%	-%	1%
OTHER POSTRETIREMENT BENEFIT PLANS
Total Level 3 investment assets	$1	$2	$-	$3	$1	$3	$-	$4
Percentage of total investment assets	1%	-%	-%	-%	1%	-%	-%	1%

Schedule Of Defined Benefit Plans Level 3 Reconciliations [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Reconciliations
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas		All Other	Sempra Energy Consolidated
PENSION PLANS
Balance as of January 1, 2011	$8	$17		$2	$27
Realized gains	1	1		―	2
Purchases	―	1		―	1
Sales	(2)	(4)		―	(6)
Balance as of December 31, 2011	7	15		2	24
Unrealized gains	2	4		―	6
Sales	(3)	(6)		―	(9)
Balance as of December 31, 2012	$6	$13		$2	$21
OTHER POSTRETIREMENT BENEFIT PLANS
Balance as of January 1, 2011	$1	$4	$	―	$5
Sales	―	(1)		―	(1)
Balance as of December 31, 2011	1	3		―	4
Sales	―	(1)		―	(1)
Balance as of December 31, 2012	$1	$2	$	―	$3

Schedule Of Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Employer Contributions In Next Fiscal Year
	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$154	$57	$69
Other postretirement benefit plans	27	11	11

Schedule Of Defined Benefit Plans Estimated Future Benefit Payments [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Benefit Payments
	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2013	$318	$46	$92	$6	$190	$35
2014	315	48	92	7	194	38
2015	315	53	91	8	192	41
2016	319	56	87	9	195	45
2017	312	61	84	10	191	48
2018-2022	1,411	345	392	57	835	264

Schedule Of Defined Benefit Plans Contributions To Savings Plans [Abstract]
Schedule Of Defined Benefit Plans, Contributions To Savings Plans
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$34	$32	$31
SDG&E	16	14	14
SoCalGas	15	14	13